Conveyance of Future Hard Minerals Royalty Revenues - Schedule of Future Royalty Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Mar. 31, 2016
Deferred Revenue Disclosure [Abstract]
2019	$ 52
2020	57
2021	57
2022	58
2023	60
Thereafter	144
Total	$ 428	$ 553